Equity (Details) - Schedule of number of common shares issued and outstanding - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Number Of Common Shares Issued And Outstanding Abstract
Common shares (par value of USD 0.01), No. of shares		45,617,470	45,471,084
Common shares (par value of USD 0.01), Par value		$ 456	$ 455
Earnout shares* (par value of USD 0.01), No. of shares	[1]	3,012,500	3,012,500
Earnout shares* (par value of USD 0.01), Par value	[1]	$ 30	$ 30
Restricted share awards (par value of USD 0.01) (note 11), No. of shares		675,848	396,857
Restricted share awards (par value of USD 0.01) (note 11), Par value		$ 7	$ 4
Total shares, No. of shares		49,305,818	48,880,441
Total shares, Par value		$ 493	$ 489

[1]	The earnout shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The earnout shares are considered outstanding shares and have dividend and voting rights, however, the earnout shares are non-transferable by their holders until they vest and, if the earnout shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.